Debt (Premiums, Discounts and Debt Issuance Costs) (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 21, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total	$ 0		$ 16,970
Predecessor
Debt Instrument [Line Items]
Non-cash expense for write-off of debt issuance costs on Senior Notes			17,756	$ 17,756
Non-cash expense for write-off of debt discount costs on Senior Notes			4,014	4,014
Non-cash gain for write-off of debt premium on Senior Notes			(4,800)	(4,800)
Total		$ 0	$ 16,970	$ 16,970	$ 0	$ 0